SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	28,591,140	16,536,916	16,528,739	13,441,310
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	8,425,095	6,011,023	6,050,623	4,674,628
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	19,897,928	10,266,597	10,216,597	8,513,984
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	268,117	259,296	261,519	252,698